Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Schedule of changes in non-controlling interest
Changes in non-controlling interest for the years ended December 31, 2018 (Successor), 2017 (Predecessor) and 2016 (Predecessor) are as follows:

(In $ millions)	North Atlantic Drilling Ltd	Sevan Drilling Limited	Asia Offshore Drilling Ltd	Ship Finance International Ltd VIEs	Seadrill Nigeria Operations Limited	Total
December 31, 2015 (Predecessor)	179	282	140	14	—	615
Changes in 2016	7	—	—	(112)	6	(99)
Net income attributable to non-controlling interest in 2016	(21)	9	9	29	—	26
December 31, 2016 (Predecessor)	165	291	149	(69)	6	542
Changes in 2017	—	—	—	(14)	—	(14)
Net income attributable to non-controlling interest in 2017	(89)	(65)	—	24	1	(129)
December 31, 2017	76	226	149	(59)	7	399
Adoption of new accounting standard ASU 2016-16 - Income Taxes	(25)	—	—	—	—	(25)
Net income attributable to non-controlling interest in period from January 1, 2018 to July 1, 2018	(160)	(10)	1	7	2	(160)
Redeemable non-controlling interest	—	—	(150)	—	—	(150)
July 1, 2018 (Predecessor)	(109)	216	—	(52)	9	64
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited	109	(216)	—	—	—	(107)
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited	—	—	—	199	(2)	197

July 2, 2018 (Successor)	—	—	—	147	7	154
Net income attributable to non-controlling interest in period from July 2, 2018 to December 31, 2018	—	—	—	(2)	—	(2)
December 31, 2018	—	—	—	145	7	152